Financial Instruments by Category - Summary of Financial Assets and Liabilities (Details) - MXN ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Financial assets at amortized cost:
Cash and cash equivalents	$ 1,268,902	$ 1,220,471	$ 1,001,083	$ 984,976
Short term bank deposits	2,963,511	0
Creditors	3,669	0
Derivative financial instruments	7,287	0
Total	4,290,892	1,231,491
Financial liabilities at amortized cost:
Accounts payable and accrued expenses	552,826	322,959
Lease liabilities	7,310,246	6,244,222		$ 5,245,442
Debt	1,003,650	1,321,455
Financial Assets at Amortized Cost
Financial assets at amortized cost:
Cash and cash equivalents	1,268,902	1,220,471
Short term bank deposits	2,963,511	0
Creditors	3,669	0
Sundry debtors	47,523	11,020
Financial assets at fair value
Financial assets at amortized cost:
Derivative financial instruments	7,287	0
Financial Liabilities at Amortized Cost
Financial liabilities at amortized cost:
Debt with related parties	0	4,340,452
Accounts payable and accrued expenses	552,826	322,959
Suppliers	7,855,059	7,126,089
Lease liabilities	7,310,246	6,244,222
Debt	1,003,650	1,321,455
Total	$ 16,721,781	$ 19,355,177